Long-Term Debt – Related Parties - Schedule of Long-Term Debt – Related Parties (Details) (Parenthetical) - OmniM2M, Inc [Member] - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Promissory Note – CEO [Member]
Loan accrued interest rate, percent		15.00%		15.00%
Debt monthly interest rate, percentage		1.25%		1.25%
Loan interest expense		$ 15,649	$ 11,066	$ 22,131	$ 27,709
Accrued interest		$ 65,489		$ 49,840
Promissory Note – Satinder Thiara [Member]
Loan accrued interest rate, percent		15.00%		15.00%
Debt monthly interest rate, percentage		1.25%		1.25%
Loan interest expense	$ 550	$ 1,650		$ 2,200
Accrued interest		$ 3,850		$ 2,200
Debt maturity date				Dec. 31, 2017